Goodwill and Other Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Goodwill, Impairment Loss	$ 17,757,113	$ 0	$ 0
Amortization Of Intangible Assets	$ 16,369,467	$ 16,365,034	$ 13,187,006